Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.7%
ADTRAN Holdings, Inc.
(a)
............... 38,848 $ 337,589
Applied Optoelectronics, Inc.
(a) (b)
........... 32,661 1,138,562
Arista Networks, Inc.
(a)
................. 560,953 73,501,672
Aviat Networks, Inc.
(a) (b)
................. 5,926 126,698
BK Technologies Corp.
(a) (b)
............... 1,586 118,300
Calix, Inc.
(a)
......................... 33,056 1,749,654
Ciena Corp.
(a)
....................... 76,627 17,920,756
Cisco Systems, Inc. ................... 2,140,740 164,901,202
Clearfield, Inc.
(a) (b)
..................... 7,001 204,079
CommScope Holding Co., Inc.
(a)
........... 118,536 2,149,058
Digi International, Inc.
(a)
................. 19,699 852,770
Extreme Networks, Inc.
(a)
................ 72,550 1,207,958
F5, Inc.
(a)
.......................... 31,337 7,999,083
Harmonic, Inc.
(a)
...................... 61,161 604,882
Lumentum Holdings, Inc.
(a) (b)
............. 38,514 14,195,875
Motorola Solutions, Inc. ................ 90,478 34,682,027
NETGEAR, Inc.
(a)
..................... 15,898 389,978
NetScout Systems, Inc.
(a)
............... 37,256 1,008,147
Ondas Holdings, Inc.
(a) (b)
................ 200,159 1,953,552
Ribbon Communications, Inc.
(a) (b)
.......... 53,078 152,865
Viasat, Inc.
(a)
........................ 74,790 2,577,263
Viavi Solutions, Inc.
(a)
.................. 121,179 2,159,410
329,931,380
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc. .......... 20,505 4,293,132
Amphenol Corp. , Class A ............... 664,952 89,861,613
Arlo Technologies, Inc.
(a) (b)
............... 56,395 788,966
Arrow Electronics, Inc.
(a)
................ 27,721 3,054,300
Avnet, Inc. ......................... 44,179 2,124,126
Badger Meter, Inc. .................... 16,012 2,792,653
Bel Fuse, Inc. , Class A ................. 865 131,307
Bel Fuse, Inc. , Class B, NVS
(b)
............ 5,727 971,471
Belden, Inc. ........................ 21,306 2,483,214
Benchmark Electronics, Inc. ............. 19,587 837,540
CDW Corp. ......................... 70,729 9,633,290
Celestica, Inc.
(a) (b)
..................... 62,495 18,474,147
Cognex Corp. ....................... 91,049 3,275,943
Coherent Corp.
(a)
..................... 85,369 15,756,556
Corning, Inc. ........................ 423,834 37,110,905
Crane NXT Co. ...................... 27,122 1,276,632
CTS Corp. ......................... 15,695 672,845
ePlus, Inc. ......................... 14,673 1,286,822
Fabrinet
(a) (b)
......................... 19,461 8,860,204
Flex Ltd.
(a)
.......................... 200,885 12,137,472
Insight Enterprises, Inc.
(a)
............... 16,393 1,335,538
IPG Photonics Corp.
(a) (b)
................ 14,038 1,005,121
Itron, Inc.
(a)
......................... 24,566 2,281,199
Jabil, Inc. .......................... 58,034 13,232,913
Keysight Technologies, Inc.
(a)
............. 93,357 18,969,209
Knowles Corp.
(a)
..................... 45,980 985,351
Littelfuse, Inc. ....................... 13,411 3,391,910
Mirion Technologies, Inc. , Class A
(a) (b)
....... 136,703 3,201,584
Napco Security Technologies, Inc. ......... 20,197 842,215
nLight, Inc.
(a)
........................ 27,587 1,034,788
Novanta, Inc.
(a) (b)
..................... 19,433 2,312,333
OSI Systems, Inc.
(a) (b)
.................. 8,547 2,179,998
PC Connection, Inc. ................... 5,993 346,156
Plexus Corp.
(a)
....................... 14,523 2,134,881
Ralliant Corp. ....................... 61,282 3,119,867
Rogers Corp.
(a)
...................... 9,360 857,095
Sanmina Corp.
(a)
..................... 29,698 4,456,779
TD SYNNEX Corp. .................... 41,143 6,180,913
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc ................... 159,816 $ 36,359,738
Teledyne Technologies, Inc.
(a) (b)
........... 25,508 13,027,701
TTM Technologies, Inc.
(a)
................ 56,133 3,873,177
Vishay Intertechnology, Inc. .............. 68,763 996,376
Vontier Corp. ........................ 78,827 2,930,788
Zebra Technologies Corp. , Class A
(a)
........ 27,519 6,682,163
347,560,931
Entertainment — 3.3%
Electronic Arts, Inc. ................... 121,936 24,915,183
Netflix, Inc.
(a)
........................ 2,301,857 215,822,112
Playtika Holding Corp. ................. 28,661 113,211
ROBLOX Corp. , Class A
(a)
............... 355,741 28,825,693
Take-Two Interactive Software, Inc.
(a)
........ 94,356 24,157,967
293,834,166
Interactive Media & Services — 13.8%
Alphabet, Inc. , Class A ................. 1,351,360 422,975,680
Alphabet, Inc. , Class C, NVS ............. 1,080,072 338,926,594
Cargurus, Inc. , Class A
(a)
................ 44,129 1,692,347
Grindr, Inc.
(a) (b)
....................... 24,088 326,151
IAC, Inc.
(a)
.......................... 35,418 1,384,844
Match Group, Inc. .................... 128,244 4,140,999
Meta Platforms, Inc. , Class A ............. 634,700 418,959,123
Pinterest, Inc. , Class A
(a)
................ 323,676 8,379,972
Reddit, Inc. , Class A
(a)
.................. 68,957 15,851,146
Rumble, Inc. , Class A
(a) (b)
................ 57,179 361,371
Snap, Inc. , Class A, NVS
(a)
.............. 615,477 4,966,899
TripAdvisor, Inc.
(a)
.................... 65,775 957,684
Trump Media & Technology Group Corp.
(a) (b)
... 89,463 1,184,490
Yelp, Inc.
(a)
......................... 31,733 964,366
Ziff Davis, Inc.
(a)
...................... 20,714 728,097
ZoomInfo Technologies, Inc.
(a)
............ 147,581 1,500,899
1,223,300,662
IT Services — 6.3%
Accenture plc , Class A ................. 336,880 90,384,904
Akamai Technologies, Inc.
(a)
.............. 78,152 6,818,762
Applied Digital Corp.
(a) (b)
................ 135,224 3,315,692
ASGN, Inc.
(a)
........................ 22,705 1,093,700
BigBear.ai Holdings, Inc.
(a) (b)
.............. 237,148 1,280,599
CGI, Inc.
(b)
......................... 105,943 9,778,539
Cloudflare, Inc. , Class A
(a)
............... 171,254 33,762,726
Cognizant Technology Solutions Corp. , Class A . 262,194 21,762,102
CoreWeave, Inc. , Class A
(a) (b)
............. 123,841 8,868,254
DigitalOcean Holdings, Inc.
(a) (b)
............ 38,030 1,830,004
DXC Technology Co.
(a)
................. 94,595 1,385,817
EPAM Systems, Inc.
(a)
.................. 30,011 6,148,654
Fastly, Inc. , Class A
(a) (b)
................. 77,994 793,979
Gartner, Inc.
(a)
....................... 39,158 9,878,780
GoDaddy, Inc. , Class A
(a)
................ 73,417 9,109,581
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 33,776 304,997
International Business Machines Corp. ...... 507,781 150,409,810
Kyndryl Holdings, Inc.
(a) (b)
............... 124,166 3,297,849
MongoDB, Inc. , Class A
(a)
............... 44,194 18,547,780
Okta, Inc.
(a)
......................... 91,514 7,913,215
Shopify, Inc. , Class A
(a)
................. 664,313 106,934,464
Snowflake, Inc. , Class A
(a)
............... 184,044 40,371,892
Twilio, Inc. , Class A
(a)
.................. 82,360 11,714,886
VeriSign, Inc. ....................... 45,321 11,010,737
556,717,723
Semiconductors & Semiconductor Equipment — 31.1%
ACM Research, Inc. , Class A
(a)
............ 28,938 1,141,604
Advanced Micro Devices, Inc.
(a)
........... 884,408 189,404,817
Allegro MicroSystems, Inc.
(a) (b)
............ 67,376 1,777,379

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc.
(a)
..................... 21,721 $ 1,538,716
Amkor Technology, Inc. ................. 61,770 2,438,680
Analog Devices, Inc. ................... 267,245 72,476,844
Applied Materials, Inc. ................. 432,763 111,215,763
Astera Labs, Inc.
(a)
.................... 71,566 11,905,720
Axcelis Technologies, Inc.
(a) (b)
............. 17,096 1,373,493
Broadcom, Inc. ...................... 1,887,361 653,215,642
Cirrus Logic, Inc.
(a)
.................... 27,719 3,284,702
Cohu, Inc.
(a)
........................ 25,853 601,599
Credo Technology Group Holding Ltd.
(a)
...... 82,697 11,899,271
Diodes, Inc.
(a)
....................... 25,745 1,270,258
Enphase Energy, Inc.
(a)
................. 70,724 2,266,704
Entegris, Inc. ........................ 82,353 6,938,240
First Solar, Inc.
(a)
..................... 58,297 15,228,925
FormFactor, Inc.
(a)
.................... 42,945 2,395,472
Impinj, Inc.
(a) (b)
....................... 14,443 2,513,226
Intel Corp.
(a)
........................ 2,435,753 89,879,286
KLA Corp. .......................... 71,376 86,727,550
Kulicke & Soffa Industries, Inc. ............ 27,964 1,274,040
Lam Research Corp. .................. 682,316 116,798,853
Lattice Semiconductor Corp.
(a)
............ 74,305 5,467,362
MACOM Technology Solutions Holdings, Inc.
(a) (b)
34,788 5,958,489
Marvell Technology, Inc. ................ 468,322 39,798,004
MaxLinear, Inc.
(a)
..................... 45,617 795,104
Microchip Technology, Inc. ............... 293,586 18,707,300
Micron Technology, Inc. ................. 609,759 174,031,316
MKS, Inc. .......................... 36,491 5,831,262
Monolithic Power Systems, Inc. ........... 26,025 23,588,019
Navitas Semiconductor Corp.
(a) (b)
.......... 107,334 766,365
NVIDIA Corp. ....................... 4,241,062 790,958,063
NXP Semiconductors NV ............... 136,719 29,676,226
ON Semiconductor Corp.
(a) (b)
............. 218,588 11,836,540
Onto Innovation, Inc.
(a)
................. 26,621 4,202,391
Photronics, Inc.
(a)
..................... 32,839 1,050,848
Power Integrations, Inc. ................ 29,751 1,057,351
Qnity Electronics, Inc. .................. 113,771 9,289,402
Qorvo, Inc.
(a)
........................ 45,673 3,859,825
QUALCOMM, Inc. .................... 581,804 99,517,574
Rambus, Inc.
(a)
...................... 58,481 5,373,819
Rigetti Computing, Inc.
(a) (b)
............... 180,482 3,997,676
Semtech Corp.
(a)
..................... 46,679 3,439,776
Silicon Laboratories, Inc.
(a)
............... 17,847 2,332,603
SiTime Corp.
(a)
....................... 11,898 4,202,255
Skyworks Solutions, Inc. ................ 80,768 5,121,499
SolarEdge Technologies, Inc.
(a)
............ 32,237 930,037
Synaptics, Inc.
(a)
..................... 21,007 1,554,938
Teradyne, Inc. ....................... 85,074 16,466,923
Texas Instruments, Inc. ................. 493,599 85,634,491
Ultra Clean Holdings, Inc.
(a)
.............. 23,832 603,665
Universal Display Corp. ................ 24,307 2,838,571
Veeco Instruments, Inc.
(a) (b)
.............. 31,764 907,815
2,747,362,293
Software — 27.2%
A10 Networks, Inc. .................... 39,855 705,035
ACI Worldwide, Inc.
(a)
.................. 55,619 2,659,144
Adeia, Inc. ......................... 58,519 1,009,453
Adobe, Inc.
(a)
........................ 227,397 79,586,676
Agilysys, Inc.
(a)
...................... 14,131 1,679,328
Alarm.com Holdings, Inc.
(a)
.............. 26,921 1,373,509
Alkami Technology, Inc.
(a) (b)
.............. 43,469 1,002,830
Appfolio, Inc. , Class A
(a)
................ 12,590 2,929,063
Appian Corp. , Class A
(a)
................ 22,754 805,947
AppLovin Corp. , Class A
(a)
............... 147,042 99,079,840
Asana, Inc. , Class A
(a)
.................. 51,799 710,164
Security
Shares
Shares Value
Software (continued)
Atlassian Corp. , Class A
(a)
............... 91,289 $ 14,801,598
Aurora Innovation, Inc. , Class A
(a) (b)
......... 659,159 2,531,171
Autodesk, Inc.
(a)
...................... 115,713 34,252,205
AvePoint, Inc. , Class A
(a)
................ 76,803 1,066,794
Bentley Systems, Inc. , Class B ............ 80,826 3,084,724
BILL Holdings, Inc.
(a) (b)
.................. 48,421 2,640,881
BitMine Immersion Technologies, Inc.
(b)
...... 154,682 4,199,616
Blackbaud, Inc.
(a)
..................... 19,927 1,261,778
BlackBerry Ltd.
(a) (b)
.................... 295,145 1,118,600
BlackLine, Inc.
(a)
..................... 27,143 1,500,736
Box, Inc. , Class A
(a) (b)
.................. 79,964 2,391,723
Braze, Inc. , Class A
(a) (b)
................. 44,855 1,538,078
C3.ai, Inc. , Class A
(a) (b)
................. 63,567 856,883
Cadence Design Systems, Inc.
(a)
.......... 147,869 46,220,892
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 317,380 2,523,171
Cipher Mining, Inc.
(a) (b)
.................. 156,070 2,303,593
Circle Internet Group, Inc.
(a)
.............. 29,397 2,331,182
Cleanspark, Inc.
(a) (b)
................... 151,639 1,534,587
Clear Secure, Inc. , Class A .............. 48,235 1,692,084
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 156,332 3,770,728
Commvault Systems, Inc.
(a)
.............. 23,949 3,002,247
Confluent, Inc. , Class A
(a)
............... 162,551 4,915,542
Core Scientific, Inc.
(a) (b)
................. 169,975 2,474,836
Crowdstrike Holdings, Inc. , Class A
(a)
........ 136,331 63,906,520
Datadog, Inc. , Class A
(a)
................ 176,791 24,041,808
Descartes Systems Group, Inc. (The)
(a)
...... 46,710 4,094,599
DocuSign, Inc.
(a)
..................... 109,248 7,472,563
Dolby Laboratories, Inc. , Class A .......... 33,758 2,167,939
Dropbox, Inc. , Class A
(a) (b)
............... 94,751 2,634,078
D-Wave Quantum, Inc.
(a) (b)
............... 188,501 4,929,301
Dynatrace, Inc.
(a)
..................... 163,782 7,098,312
Elastic NV
(a)
........................ 50,555 3,813,869
Fair Isaac Corp.
(a)
..................... 12,876 21,768,423
Five9, Inc.
(a)
........................ 40,516 812,346
Fortinet, Inc.
(a)
....................... 343,380 27,267,806
Freshworks, Inc. , Class A
(a) (b)
............. 114,335 1,400,604
Gen Digital, Inc. ...................... 304,872 8,289,470
Gitlab, Inc. , Class A
(a)
.................. 77,290 2,900,694
Guidewire Software, Inc.
(a)
............... 46,187 9,284,049
HubSpot, Inc.
(a)
...................... 28,460 11,420,998
Hut 8 Corp.
(a)
........................ 52,318 2,403,489
Intapp, Inc.
(a)
........................ 31,447 1,440,902
InterDigital, Inc. ...................... 13,984 4,452,226
Intuit, Inc. .......................... 151,459 100,329,471
Jamf Holding Corp.
(a)
.................. 46,618 606,500
Klaviyo, Inc. , Class A
(a)
................. 74,891 2,431,711
Life360, Inc.
(a) (b)
...................... 42,589 2,731,658
Lightspeed Commerce, Inc.
(a) (b)
............ 67,150 811,172
LiveRamp Holdings, Inc.
(a)
............... 34,403 1,010,416
Manhattan Associates, Inc.
(a)
............. 32,735 5,673,303
MARA Holdings, Inc.
(a) (b)
................ 206,292 1,852,502
Microsoft Corp. ...................... 1,628,685 787,664,640
N-able, Inc.
(a)
........................ 37,001 276,767
nCino, Inc.
(a) (b)
....................... 58,741 1,506,119
NCR Voyix Corp.
(a) (b)
................... 79,185 807,687
NextNav, Inc.
(a) (b)
..................... 48,920 814,029
Nutanix, Inc. , Class A
(a)
................. 147,097 7,603,444
Onestream, Inc.
(a)
..................... 45,451 835,389
Open Text Corp.
(b)
.................... 136,901 4,460,235
Oracle Corp. ........................ 913,700 178,089,267
PagerDuty, Inc.
(a)
..................... 49,637 650,741
Palantir Technologies, Inc. , Class A
(a)
....... 1,240,926 220,574,596
Palo Alto Networks, Inc.
(a) (b)
.............. 371,560 68,441,352
PAR Technology Corp.
(a) (b)
............... 22,506 816,518
Pegasystems, Inc. .................... 49,785 2,973,160

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Procore Technologies, Inc.
(a)
............. 64,390 $ 4,683,729
Progress Software Corp.
(a)
............... 23,204 996,844
PTC, Inc.
(a)
......................... 65,079 11,337,413
Q2 Holdings, Inc.
(a)
.................... 33,720 2,433,235
Qualys, Inc.
(a)
....................... 19,351 2,571,748
Rapid7, Inc.
(a) (b)
...................... 29,115 442,548
RingCentral, Inc. , Class A
(a)
.............. 41,061 1,185,842
Riot Platforms, Inc.
(a) (b)
................. 173,030 2,192,290
Roper Technologies, Inc. ................ 58,474 26,028,532
Rubrik, Inc. , Class A
(a)
.................. 77,183 5,902,956
Salesforce, Inc. ...................... 517,161 137,001,120
Samsara, Inc. , Class A
(a)
................ 189,447 6,715,896
SEMrush Holdings, Inc. , Class A
(a)
......... 21,489 255,504
SentinelOne, Inc. , Class A
(a)
.............. 177,208 2,658,120
ServiceNow, Inc.
(a)
.................... 563,560 86,331,756
ServiceTitan, Inc. , Class A
(a)
.............. 30,743 3,274,130
SoundHound AI, Inc. , Class A
(a) (b)
.......... 208,895 2,082,683
Sprinklr, Inc. , Class A
(a)
................. 63,864 496,862
SPS Commerce, Inc.
(a)
................. 20,863 1,859,519
Strategy, Inc. , Class A
(a) (b)
............... 145,429 22,097,937
Synopsys, Inc.
(a)
..................... 100,908 47,398,506
Tenable Holdings, Inc.
(a)
................ 66,485 1,564,392
Teradata Corp.
(a)
..................... 51,582 1,570,156
Terawulf, Inc.
(a) (b)
..................... 175,730 2,019,138
Trimble, Inc.
(a)
....................... 129,244 10,126,267
Tyler Technologies, Inc.
(a)
............... 23,374 10,610,627
UiPath, Inc. , Class A
(a)
................. 229,144 3,755,670
Unity Software, Inc.
(a)
.................. 185,967 8,214,162
Varonis Systems, Inc.
(a) (b)
................ 62,353 2,045,178
Vertex, Inc. , Class A
(a)
.................. 40,915 817,073
Workday, Inc. , Class A
(a)
................ 117,881 25,318,481
Workiva, Inc. , Class A
(a)
................. 28,395 2,449,069
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 108,456 2,207,080
Zoom Communications, Inc.
(a)
............ 144,879 12,501,609
Zscaler, Inc.
(a)
....................... 55,035 12,378,472
2,399,639,855
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc. ......................... 2,795,831 760,074,616
CompoSecure, Inc. , Class A
(a)
............ 38,087 734,317
Dell Technologies, Inc. , Class C ........... 163,732 20,610,584
Diebold Nixdorf, Inc.
(a)
.................. 19,482 1,322,633
Hewlett Packard Enterprise Co. ........... 716,774 17,216,912
HP, Inc. ........................... 507,763 11,312,960
IonQ, Inc.
(a) (b)
........................ 192,460 8,635,680
NetApp, Inc. ........................ 108,438 11,612,625
Pure Storage, Inc. , Class A
(a)
............. 169,602 11,365,030
Quantum Computing, Inc.
(a) (b)
............. 103,491 1,061,818
Sandisk Corp.
(a)
...................... 75,630 17,953,049
Seagate Technology Holdings plc .......... 118,375 32,599,291
Super Micro Computer, Inc.
(a)
............. 272,408 7,973,382
Western Digital Corp. .................. 185,734 31,996,396
934,469,293
Total Long-Term Investments — 99 .9%
(Cost: $ 6,505,953,949 ) ............................ 8,832,816,303
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 102,589,220 $ 102,640,514
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 8,030,303 8,030,303
Total Short-Term Securities — 1 .3%
(Cost: $ 110,645,413 ) .............................. 110,670,817
Total Investments — 101 .2%
(Cost: $ 6,616,599,362 ) ............................ 8,943,487,120
Liabilities in Excess of Other Assets — (1.2) % ............. (103,931,745)
Net Assets — 100.0% ...............................
$ 8,839,555,375
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,311,103 $ — $ (42,647,710)
(a)
$ (25,759) $ 2,880 $ 102,640,514 102,589,220 $ 301,012
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,783,615 — (1,753,312)
(a)
— — 8,030,303 8,030,303 327,092 —
$ (25,759) $ 2,880 $ 110,670,817 $ 628,104 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 14 03/20/26 $ 4,095 $ (19,577)
S&P E-Mini Communication Services Select Sector Index ............................... 7 03/20/26 1,085 12,936
$ (6,641)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,832,816,303 $ — $ — $ 8,832,816,303
Short-Term Securities
Money Market Funds ...................................... 110,670,817 — — 110,670,817
$ 8,943,487,120 $ — $ — $ 8,943,487,120
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 12,936 $ — $ — $ 12,936
Liabilities
Equity contracts ........................................... (19,577) — — (19,577)
$ (6,641) $ — $ — $ (6,641)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares